Cambria Value and Momentum ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Value and Momentum ETF
Financials	28.8%	(a)
Consumer Discretionary	24.0%
Industrials	17.6%
Energy	10.2%
Information Technology	7.5%
Materials	6.7%
Health Care	2.8%
Utilities	1.5%
Communication Services	0.9%
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a)      To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.

	Shares	Value
Common Stocks - 88.2%
Communication Services - 0.8%
Telephone and Data Systems, Inc.	20,109	$426,311

Consumer Discretionary - 21.2%
Beazer Homes USA, Inc. (a)	13,654	459,730
Beyond, Inc. (a)	12,607	142,459
Caleres, Inc.	10,579	407,926
DR Horton, Inc.	3,607	649,008
General Motors Co.	8,242	365,285
G-III Apparel Group Ltd. (a)	9,135	251,852
KB Home	5,605	482,478
Lennar Corp. - Class A	3,370	596,254
M/I Homes, Inc. (a)	5,363	894,709
Meritage Homes Corp.	3,049	618,551
Patrick Industries, Inc.	4,779	611,999
Perdoceo Education Corp.	27,336	677,659
PulteGroup, Inc.	6,097	804,804
PVH Corp.	3,533	360,331
Taylor Morrison Home Corp. (a)	9,105	610,763
Thor Industries, Inc.	3,776	400,785
Toll Brothers, Inc.	5,935	846,984
Tri Pointe Homes, Inc. (a)	9,028	408,517
Upbound Group, Inc.	9,730	367,113
Urban Outfitters, Inc. (a)	9,475	436,324
Williams-Sonoma, Inc.	3,078	476,105
Worthington Enterprises, Inc.	6,654	332,101
		11,201,737

Energy - 9.0%
Chord Energy Corp.	3,163	542,961
CNX Resources Corp. (a)	15,694	415,420
CONSOL Energy, Inc. (a)	6,574	656,151
Gulfport Energy Corp. (a)	3,054	449,579
Liberty Energy, Inc.	17,429	420,910
Marathon Petroleum Corp.	3,223	570,536
Permian Resources Corp.	34,697	532,252
Phillips 66	2,314	336,641
Select Water Solutions, Inc.	35,677	421,702
SM Energy Co.	9,022	416,816
		4,762,968

Financials - 25.3%(b)
Aflac, Inc.	3,940	375,797
Ally Financial, Inc.	10,613	477,691
Assurant, Inc.	1,881	328,931
Bread Financial Holdings, Inc.	8,776	478,994
Brookfield Asset Management Ltd.	3,730	162,740
Capital One Financial Corp.	2,920	442,088
Citizens Financial Group, Inc.	10,841	462,586
Corebridge Financial, Inc.	14,725	435,124
Customers Bancorp, Inc. (a)	5,729	369,406
Enova International, Inc. (a)	7,836	677,579
Equitable Holdings, Inc.	9,257	403,698
Fidelity National Financial, Inc.	6,274	347,642
First Citizens BancShares, Inc. - Class A	243	507,309
Hartford Financial Services Group, Inc.	4,310	478,065
Heartland Financial USA, Inc.	8,607	469,254
Jackson Financial, Inc. - Class A	6,105	537,606
Lincoln National Corp.	12,046	401,132
Loews Corp.	7,672	613,376
Mercury General Corp.	8,552	512,008
MGIC Investment Corp.	19,212	477,226
Mr. Cooper Group, Inc. (a)	8,691	781,147
Oscar Health, Inc. - Class A (a)	31,792	562,083
Primerica, Inc.	1,611	405,601
Prudential Financial, Inc.	3,196	400,523
Radian Group, Inc.	11,644	431,992
Reinsurance Group of America, Inc.	1,998	450,409
Robinhood Markets, Inc. - Class A (a)	21,738	447,151
Skyward Specialty Insurance Group, Inc. (a)	11,781	466,174
Synchrony Financial	9,874	501,500
		13,404,832

Health Care - 2.5%
Arcturus Therapeutics Holdings, Inc. (a)	11,557	271,127
McKesson Corp.	1,016	626,892
Tenet Healthcare Corp. (a)	2,734	409,280
		1,307,299

Industrials - 15.6%
Apogee Enterprises, Inc.	5,865	402,574
Boise Cascade Co.	3,982	565,802
CoreCivic, Inc. (a)	23,179	323,115
DNOW, Inc. (a)	29,248	449,249
EMCOR Group, Inc.	2,185	820,337
GMS, Inc. (a)	4,308	414,559
Masterbrand, Inc. (a)	23,300	420,565
Matson, Inc.	3,582	475,367
MillerKnoll, Inc.	13,563	420,724
Mueller Industries, Inc.	12,229	867,525
Owens Corning	2,519	469,491
REV Group, Inc.	20,326	593,113
SkyWest, Inc. (a)	7,445	595,153
Sterling Infrastructure, Inc. (a)	5,641	656,387
Tutor Perini Corp. (a)	17,246	429,253
UFP Industries, Inc.	2,535	334,443
		8,237,657

Information Technology - 6.6%
ACM Research, Inc. - Class A (a)	19,203	344,694
Benchmark Electronics, Inc.	9,669	462,855
ePlus, Inc. (a)	5,522	507,582
Insight Enterprises, Inc. (a)	2,135	479,308
InterDigital, Inc.	3,237	397,374
Photronics, Inc. (a)	18,727	475,853
ScanSource, Inc. (a)	8,579	446,537
TD SYNNEX Corp.	3,219	383,608
		3,497,811

Materials - 5.9%
Alpha Metallurgical Resources, Inc.	1,667	492,448
Arch Resources, Inc.	2,033	297,936
Ramaco Resources, Inc. (a)	19,897	270,599
Resolute Forest Products (a)(c)(d)	66,033	93,767
Steel Dynamics, Inc.	3,675	489,584
TimkenSteel Corp. (a)	27,302	612,111
United States Steel Corp.	6,561	269,592
Warrior Met Coal, Inc.	8,936	617,567
		3,143,604

Utilities - 1.3%
Vistra Corp.	8,761	694,046
Total Common Stocks (Cost $39,134,213)		46,676,265

Short-Term Investments - 6.6%
Money Market Funds - 6.6%
First American Treasury Obligations Fund - Class X, 5.20% (e)	3,496,287	3,496,287
Total Short-Term Investments (Cost $3,496,287)		3,496,287

Total Investments - 94.8% (Cost $42,630,500)		50,172,552
Other Assets in Excess of Liabilities - 5.2%		2,733,766
Total Net Assets - 100.0%		$52,906,318

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.2% of net assets as of July 31, 2024.

(d)	These securities are considered to be illiquid. The aggregate value of these securities at July 31, 2024, was $93,767, which represents 0.2% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The open futures contracts held by the fund as of July 31, 2024, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	(85)	09/20/2024	$(23,621,500)	$(23,567,971)	$(53,529)

The monthly average notional value of the short equity futures contracts during the period ended July 31, 2024, was ($26,149,938).

Cambria Value and Momentum ETF

	Level 1	Level 2	Level 3(a)	Total
Assets:
Common Stocks	$46,582,498	$–	$93,767	$46,676,265
Money Market Funds	3,496,287	–	–	3,496,287
Total Assets	$50,078,785	$–	$93,767	$50,172,552
Other Financial Instruments(b): Liabilities
Futures	(53,529)	–	–	(53,529)
Total Liabilities	$(53,529)	$–	$–	$(53,529)

(a)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or    end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.